RELATED PARTY TRANSACTIONS (Details) - USD ($)					3 Months Ended	6 Months Ended
	Oct. 14, 2020	Oct. 08, 2020	Sep. 17, 2020	Jul. 16, 2020	Mar. 31, 2021	Dec. 31, 2020	Jan. 11, 2021	Nov. 13, 2020
Affiliated Entity
Related Party Transaction [Line Items]
Sponsor for monthly fee					$ 10,000	$ 10,000
Accrued fees and services					30,000	25,000
Affiliated Entity | Accrued Expenses
Related Party Transaction [Line Items]
Accrued fees and services					$ 55,000	$ 25,000
Sponsor
Related Party Transaction [Line Items]
Face amount				$ 25,000
Units issued (in shares)				2,875,000
Number of shares issued to sponsor cancelled (in shares)				1
Number of shares held by sponsor		20,125,000	18,687,500
Number of shares held by sponsor subject to forfeiture				2,625,000
Percentage of issued and outstanding shares after the Initial Public Offering held by the sponsor				20.00%
Related Party Loans
Related Party Transaction [Line Items]
Price of warrants (in dollars per share)					$ 2.00	$ 2.00
Related Party Loans | Maximum
Related Party Transaction [Line Items]
Loans convertible into warrants					$ 2,500,000	$ 2,500,000
Initial Public Offering
Related Party Transaction [Line Items]
Units issued (in shares)	80,500,000
Initial Public Offering | Sponsor
Related Party Transaction [Line Items]
Services fee					40,705	$ 5,000
Notes Payable, Other Payables | IPO Promissory Note | Affiliated Entity
Related Party Transaction [Line Items]
Face amount			$ 400,000	$ 300,000
Outstanding balance	$ 400,000
Notes Payable, Other Payables | Promissory Note | Affiliated Entity
Related Party Transaction [Line Items]
Face amount							$ 2,500,000
Outstanding balance					$ 1,415,000
Class A ordinary shares | Restricted stock units
Related Party Transaction [Line Items]
Number of shares authorized for issuance (in shares)								100,000
Class A ordinary shares | Sponsor
Related Party Transaction [Line Items]
Sale of stock, price per share (in dollars per share)				$ 12.00